UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2012

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Brazil Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Brazil Equity Fund
November 30, 2012 (Unaudited)

Common Stocks--67.1%	Shares		Value ($)
Consumer Discretionary--12.7%
Autometal	57,590		485,127
Cia Hering	21,629		484,243
Localiza Rent a Car	53,668		892,876
Mahle-Metal Leve	28,000		347,641
Positivo Informatica	41,268	a	95,213
Santos Brasil Participacoes	53,379		674,482
Technos	64,731		726,739
			3,706,321
Consumer Staples--5.4%
Marfrig Alimentos	116,915	a	634,694
Natura Cosmeticos	35,687		944,617
			1,579,311
Energy--4.2%
Petroleo Brasileiro, ADR	68,930		1,209,722
Financial--16.8%
Aliansce Shopping Centers	82,910		847,802
Banco Bradesco, ADR	68,240		1,149,162
Banco do Brasil	96,671		991,231
BM&FBovespa	129,344		777,226
Porto Seguro	56,116		591,676
Sonae Sierra Brasil	36,965		527,627
			4,884,724
Industrial--2.9%
Embraer	76,770		471,010
Embraer, ADR	15,600		388,908
			859,918
Materials--6.8%
Gerdau, ADR	17,900		151,971
Ultrapar Participacoes, ADR	73,905		1,519,487
Vale, ADR	18,638		318,523
			1,989,981
Telecommunication Services--8.8%
Oi, ADR	283,191		1,073,294
Telefonica Brasil, ADR	68,610		1,505,303
			2,578,597
Utilities--9.5%
AES Tiete	52,928		496,633
Cia Paranaense de Energia, ADR	71,500		961,675
EDP - Energias do Brasil	132,341		750,643
Tractebel Energia	33,454		545,616
			2,754,567
Total Common Stocks
(cost $21,395,147)			19,563,141

Preferred Stocks--32.6%
Consumer Discretionary--6.2%
Alpargatas	78,181	514,060
Lojas Americanas	145,596	1,280,983
		1,795,043
Energy--3.8%
Petroleo Brasileiro	125,218	1,093,489
Financial--11.1%
Bradespar	48,500	646,879
Itausa - Investimentos Itau	575,931	2,595,571
		3,242,450
Materials--7.3%
Gerdau	51,327	425,643
Metalurgica Gerdau	41,210	432,967
Suzano Papel e Celulose, Cl. A	431,716	1,282,945
		2,141,555
Telecommunication Services--2.0%
Oi	154,080	580,468
Utilities--2.2%
Cia de Gas de Sao Paulo, Cl. A	18,739	483,647
Cia Paranaense de Energia, Cl. B	10,948	146,021
		629,668
Total Preferred Stocks
(cost $10,312,047)		9,482,673

Total Investments (cost $31,707,194)	99.7%	29,045,814
Cash and Receivables (Net)	.3%	94,503
Net Assets	100.0%	29,140,317

ADR - American Depository Receipts
a Non-income producing security.

At November 30, 2012, net unrealized depreciation on investments was $2,661,380 of which $3,053,848 related to appreciated investment securities and $5,715,228 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	27.9
Consumer Discretionary	18.9
Materials	14.1
Utilities	11.7
Telecommunication Services	10.8
Energy	8.0
Consumer Staples	5.4
Industrial	2.9
99.7

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign
Common Stocks+	19,563,141	-	-	19,563,141
Preferred Stocks+	9,482,673	-	-	9,482,673

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)